Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2. Summary of Significant Accounting Policies

Cash and Cash Equivalents
Cash and cash equivalents include all cash and deposits in banks. As of December 31, 2012, most of total cash and cash equivalents were denominated in Renminbi (“RMB”) with its deposits placed with banks in the PRC. This cash is not freely convertible into foreign currencies and the remittance of these funds out of the PRC is subject to exchange control restrictions imposed by the PRC government. The remaining balance of cash and cash equivalents were denominated in US dollars and deposits in banks with reputable financial institutions in the United States.

Deferred Financing Costs
Deferred financing costs related to the Company’s Senior Secured Note are being amortized over the life of the notes payable of 6 years. Upon the fully repayment of Senior Secured Note, all deferred financing costs have been expensed this year.

Amortization for the years ended December 31, 2012, 2011 and 2010 was $1,300,671, $343,272 and $343,272, respectively. Indirect costs of financing activities are expensed as incurred.

Valuation of Long-lived Assets
The Company periodically evaluates the carrying value of long-lived assets to be held and used when events and circumstances warrant such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flows from such asset is less than its carrying value. In that event, an impairment loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. Fair value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair values are reduced for the cost to dispose.

Fair value of financial instruments
FASB ASC Topic 820, Fair Value Measurement and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1	-	Quoted prices in active markets for identical assets or liabilities.
Level 2	-
Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	-	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amounts of financial assets and liabilities, such as cash, accounts receivable, prepaid expenses and other current assets, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

Property, Plant and Equipment
Plant and equipment are stated at cost less accumulated depreciation. Additions and improvements to property and equipment accounts are recorded at cost. Maintenance, repairs, and minor renewals are charged directly to expense as incurred. Major additions and betterments to property and equipment accounts are capitalized. Depreciation is computed using the straight-line method over the estimated useful lives less residual value.

Depreciation of property, plant and equipment is computed using the straight-line method over the following estimated useful lives of the assets: -
Years
Furniture, fixtures and office equipments	5
Motor vehicles	4-10
Building improvements	20-40

Use of Estimates
The preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The financial statements include some amounts that are based on management’s best estimates and judgments. The most significant estimates relate to useful lives for depreciation and amortization, deferred tax provisions and valuation allowances, purchase price allocations, contingencies. These estimates may be adjusted as more current information becomes available to the Company and any adjustment could be significant to the accompanying financial statements.

The determination of the primary beneficiary of a VIE based on whether the Company has the power to direct the activities that most significant impact the economic performance of the VIE and the obligation to absorb losses or the right to receive benefits of the VIE. It require the Company to make an ongoing assessment of the primary beneficiary of a VIE. The Company may require to deconsolidate certain VIE when there is information indicate that the Company lost the primary beneficiary to a VIE.

Comprehensive Income
The Company has adopted FASB ASC 220, “Comprehensive Income”. This statement establishes rules for the reporting of comprehensive income and its components. Comprehensive income consists of net income and foreign currency translation adjustments and is presented in the Consolidated Statements of Income and the Consolidated Statements of Equity.

Income Taxes
The Company accounts for income taxes under FASB ASC Topic 740 "Income Taxes". Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of income in the period that includes the enactment date.

FASB ASC Topic 740 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

Foreign Currency Translation
China Cablecom Holdings, Ltd.’s functional currency is the US dollar. The Company’s subsidiaries and VIEs determine their functional currencies based on the criteria of FASB ASC 830 Foreign Currency Translation and have determined their functional currency to be their respective local currency. The Company uses the average exchange rate for the period and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. Any translation gains (losses) are recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of income.

Translation of amounts from RMB into United States dollars (“US$”) has been made at the following exchange rates for the respective periods:

December 31, 2012
Balance sheet	RMB6.2855 to US$1.00
Statement of operations and comprehensive loss	RMB6.2932 to US$1.00

December 31, 2011
Balance sheet	RMB6.3009 to US$1.00
Statement of operations and comprehensive loss	RMB6.4618 to US$1.00

December 31, 2010
Balance sheet	RMB6.6227 to US$1.00
Statement of operations and comprehensive loss	RMB6.7256 to US$1.00

Basic Income/Loss Per Ordinary Share
The computation of income/loss per share is based on the weighted average number of shares outstanding during the period presented in accordance with FASB ASC 260, “Earnings Per Share”. At December 31, 2012, 2011 and 2010, due to net losses the Company’s share equivalents were anti-dilutive and excluded in the loss per share computations.

Revenue recognition
The principal activity of the Company was previously the joint venture operation of two cable television networks in China: Binzhou Broadcasting and Television Information Network Co., Ltd and Hubei Chutian Video Communication Network Co., Ltd.

The Company recognizes revenue based on the following:

Management fee income – The management fee income was received from Hubei Chutian in accordance with the Exclusive Services Agreement signed between JYNT and Hubei Chutian.  JYNT was the sole service provider of Hubei Chutian and provides the services of marketing, strategic consulting and technical support. The Company recognizes the management fee income when the right to receive payment is established in accordance with the services agreement.

Stock-Based Compensation
The Company awards stock options and other equity-based instruments to its employees and directors (collectively “share-based payments”).  Compensation cost related to such awards is measured based on the fair value of the instrument on the grant date and is recognized on a straight-line basis over the requisite service period, which generally equals the vesting period.  All of the Company’s stock-based compensation is based on grants of equity instruments and no liability awards have been granted.

Off-balance Sheet Arrangements
The Company does not have any off-balance sheet arrangements as of December 31, 2012, 2011 and 2010.